Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Telephone: (949) 442-6000

Fax: (949) 442-6010

March 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

         Re:  Two Roads Shared Trust (the “Trust”)

     (File Nos. 333-182417 and 811-22718)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Statements of Additional Information for the Anfield Universal Fixed Income Fund, the Belvedere Alternative Income Fund and the LJM Preservation and Growth Fund that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 23, which was filed on February 28, 2014, and (ii) the text of Post-Effective Amendment No. 23 was filed electronically on February 28, 2014.

Please do not hesitate to contact the undersigned at (949) 442-6037 if you have any questions regarding this certification.

Sincerely,

/s/ Robert Robertson

Robert Robertson

cc:	Richard Malinowski, Gemini Fund Services, LLC